Employee compensation and benefits - Movement on HSBC share option plans (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares year	Dec. 31, 2019 GBP (£) shares	Dec. 31, 2018 USD ($) shares year	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2019 GBP (£) shares year	Dec. 31, 2018 GBP (£) shares year
Employee Compensation And Benefits [Abstract]
Share options outstanding at beginning of period (in shares) | shares	57,065	57,065	64,670	64,670
Granted during the year (in shares) | shares	32,130	32,130	20,501	20,501
Exercised during the year (in shares) | shares	(11,806)	(11,806)	(23,260)	(23,260)
Expired during the year (in shares) | shares	(11,321)	(11,321)	(3,148)	(3,148)
Forfeited during the year (in shares) | shares	(1,008)	(1,008)	(1,698)	(1,698)
Share options outstanding at end of period (in shares) | shares	65,060	65,060	57,065	57,065
Of which exercisable (in shares) | shares	2,149		3,513		2,149	3,513
WAEP at beginning of period | £		£ 4.92		£ 4.49
Granted during the year | £		4.69		5.45
Exercised during the year | £		4.40		4.14
Expired during the year | £		5.46		5.20
Forfeited during the year | £		4.99		4.53
WAEP at end of period | £		£ 4.81		£ 4.92
Of which exercisable | £					£ 4.53	£ 4.09
Weighted average remaining contractual life (years) | year	2.77		2.59		2.77	2.59
Weighted average fair value of options granted | $	$ 1.36		$ 1.40
Weighted average share price at the date the options were exercise | $	$ 7.99		$ 8.28